SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Percentage of Completion Account Balances (Details) - USD ($) $ in Thousands	Dec. 28, 2019	Dec. 29, 2018
Cost and Earnings in Excess of Billings	$ 4,690	$ 6,945
Billings in Excess of Cost and Earnings	$ 6,622	$ 3,245